Financial Instrument Risk Management (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instrument Risk Management [Abstract]
Schedule of contractual maturities financial liabilities
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$2,862,472	$-	$-
Defered payment for intellectual property acquisition	286,294	950,821	-
Convertible debt	43,603	-	-
Convertible debt - related party	32,589	-	-
Silent partnerships	969,228	558,801	-
Lease liabilities	450,693	1,106,658	544,157
	$4,644,879	$2,616,280	$544,157